Operating Segments	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Operating Segments
14	Operating segments

i)	Basis for segmentation
The Group has the following strategic divisions which are its operating and also reportable segments. These segments offer different products and services, and are generally managed separately from a commercial, technological, marketing, operational and regulatory perspective. The Group’s chief executive officer (the Chief Operating Decision Maker or CODM) reviews the
performance of each segment on a monthly basis for purposes of business management, resource allocation, operating decision making and performance evaluation.

Reportable segments	Operations

Deliveries	Connecting driver-partner and merchant-partner with consumers to create a localized logistics platform, facilitating and performing on-demand
and scheduled delivery of a wide variety of daily necessities, including ready-to-eat
meals and groceries, as well as
point-to-point
parcel delivery. It also includes the offering of a wide variety of daily necessities directly to consumers through the operation of a chain of stores.

Mobility	Connecting consumers with rides provided by driver-partners across a wide variety of multi-modal mobility options including private cars, taxis, motorcycles (in certain countries), and shared mobility options, such as carpooling. It also includes vehicle rental to enable driver-partners to be able to offer services through the platform.

Financial services	Digital solutions offered by and with business partners to address the financial needs of driver and merchant partners and consumers, including digital payments, lending, receivables factoring, insurance distribution and wealth management in selected markets.

Enterprise and new initiatives	Enterprise offerings including advertising and marketing offerings, and anti-fraud offerings. It also includes other lifestyle services offered by our business partners to consumers including domestic and home services, flights, hotel bookings and subscriptions in certain markets.

ii)	Information about reportable segments
The CODM evaluates operating segments based on revenue and Segment Adjusted EBITDA. Segment reporting revenue is disclosed in Note 10. Total revenue for reportable segments equals consolidated revenue for the Group.
Segment adjusted EBITDA is defined as net loss of each operating segment adjusted to exclude: (i) net interest income (expenses), (ii) other income (expenses), (iii) income tax expenses (credit), (iv) depreciation and amortization, (v) stock-based compensation expenses, (vi) costs related to mergers and acquisitions, (vii) unrealized foreign exchange gain (loss), (viii) impairment loss on goodwill and non-financial
assets, (ix) fair value changes on investments, (x) restructuring costs, (xi) legal, tax and regulatory settlement provisions, (xii) regional corporate costs and (xiii) share listing and associated expenses.
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	For six months ended June 30
	2022	2021
(in $ millions)	$	$
Segment Adjusted EBITDA
Deliveries	(90)	(24)
Mobility	207	205
Financial services	(217)	(163)
Enterprise and new initiatives	6	3

Total reportable Segment Adjusted EBITDA	(94)	21
Regional corporate costs	(426)	(346)
Net interest expenses	(45)	(864)
Other income	3	10
Income tax expenses	(3)	(3)
Depreciation and amortization	(72)	(170)
Stock-based compensation expenses	(231)	(140)
Unrealized foreign exchange gain	4	4
Impairment loss on goodwill and non-financial assets	(3)	(1)
Fair value changes on investments	(133)	47
Restructuring costs	(1)	*
Legal, tax and regulatory settlement provisions	(6)	(25)
Consolidated profit or loss after tax	(1,007)	(1,467)
Assets and liabilities are predominantly reviewed by the CODM regionally and not at a segment level. Within the Group’s non-current
assets are property, plant and equipment which are primarily located in Singapore and Indonesia. Other non-current
assets such as intangible assets, goodwill and other investments are predominantly regional assets.